Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Property and Equipment and Estimated Useful Lives Using the Straight Line Method
Property and equipment are recorded at cost and are depreciated over their estimated useful lives using the straight line method, as follows:

Medical equipment and equipment under finance leases	six years
Computer and office equipment	four to five years
Furniture and fittings	nine years
Leasehold improvements	over term of lease

Summary of Definite Lived Intangible Assets Useful Life
The Company classifies intangible assets, obtained through acquisitions or developed internally, as definite lived. Intangible assets consist of software costs, trade name, license arrangements and covenants not to compete; these intangible assets are recorded at cost and are amortized over their estimated useful lives, using the straight line method, as follows:

Software costs, trade name and license arrangements	five to six years
Covenant not to compete	over term of contract